Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0001551182
Registrant Name	Eaton Corporation plc
Registration File Number	333-281174
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES